Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Senior Floating Rate Fund))	0 Months Ended
Oct. 26, 2012
Credit Suisse Leveraged Loan Index
Average Annual Return:
1 Year	1.82%
5 Years	3.32%
10 Years	4.70%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years	4.01% [1]
Class A
Average Annual Return:
1 Year	(1.21%)
5 Years	2.81%
10 Years	4.68%
Inception Date	Sep. 08, 1999
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.09%)
5 Years	0.59%
10 Years	2.49%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	0.14%
5 Years	1.11%
10 Years	2.70%
Class B
Average Annual Return:
1 Year	(1.20%)
5 Years	2.72%
10 Years	4.71%
Inception Date	Sep. 08, 1999
Class C
Average Annual Return:
1 Year	0.91%
5 Years	3.04%
10 Years	4.53%
Inception Date	Sep. 08, 1999
Class Y
Average Annual Return:
1 Year	2.62%
5 Years	3.76%
10 Years	4.42%
Inception Date	Nov. 28, 2005

[1]	From 11-30-05